SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.9%

Communication Services – 2.7%
Diversified Telecommunication Services - 0.0%
LICT Corporation [1,2]	7	$131,950
Entertainment - 1.3%
Chicken Soup for the Soul Entertainment Cl. A [2]	477,611	955,222
IMAX Corporation [2,3]	271,900	5,215,042
		6,170,264
Interactive Media & Services - 0.8%
Eventbrite Cl. A [2]	71,900	616,902
QuinStreet [2]	179,300	2,845,491
		3,462,393
Media - 0.6%
Magnite [2]	172,200	1,594,572
TechTarget [2]	19,800	715,176
WideOpenWest [2]	52,300	555,949
		2,865,697
Total		12,630,304

Consumer Discretionary – 8.3%
Automobile Components - 1.5%
Motorcar Parts of America [2]	54,800	407,712
Patrick Industries [3]	17,250	1,186,972
Sebang Global Battery [1]	50,500	2,171,840
Standard Motor Products [3]	47,460	1,751,749
Stoneridge [2,3]	56,200	1,050,940
XPEL [2]	5,100	346,545
		6,915,758
Diversified Consumer Services - 0.9%
Park Lawn	50,000	1,029,967
Universal Technical Institute [2]	445,000	3,284,100
		4,314,067
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [2]	222,500	1,630,925
Inspired Entertainment [2]	50,000	639,500
Lindblad Expeditions Holdings [2,3]	482,868	4,616,218
		6,886,643
Household Durables - 1.5%
Cavco Industries [2,3]	8,600	2,732,564
Legacy Housing [2]	162,038	3,687,985
Lifetime Brands [3]	119,294	701,449
		7,121,998
Leisure Products - 0.5%
Clarus Corporation	254,903	2,408,833
Specialty Retail - 2.4%
AutoCanada [2]	321,700	4,732,072
Destination XL Group [2]	75,000	413,250
Franchise Group Cl. A [3]	194,300	5,294,675
Shoe Carnival [3]	34,632	888,311
		11,328,308
Textiles, Apparel & Luxury Goods - 0.0%
YGM Trading	719,600	97,170
Total		39,072,777

Consumer Staples – 2.0%
Beverages - 0.1%
Primo Water	26,791	411,242
Consumer Staples Distribution & Retail - 0.1%
Rite Aid [2]	200,000	448,000
Food Products - 1.7%
CubicFarm Systems [2]	400,000	8,879
J G Boswell Company [1]	2,490	1,688,220
John B. Sanfilippo & Son [3]	7,900	765,668
Lifecore Biomedical [2,3]	75,610	285,428
Seneca Foods Cl. A [2]	55,687	2,910,759
Seneca Foods Cl. B [2]	40,400	2,173,520
		7,832,474
Personal Care Products - 0.1%
Thorne HealthTech [2]	134,300	620,466
Total		9,312,182

Energy – 7.7%
Energy Equipment & Services - 3.6%
Bristow Group [2,3]	177,900	3,984,960
Computer Modelling Group	594,875	3,195,555
North American Construction Group	50,000	835,000
Pason Systems	387,200	3,475,202
SEACOR Marine Holdings [2,3]	216,957	1,651,043
TerraVest Industries	192,600	3,918,979
		17,060,739
Oil, Gas & Consumable Fuels - 4.1%
Dorchester Minerals L.P.	153,963	4,663,539
Dorian LPG	153,238	3,055,566
GeoPark	69,218	786,317
Kimbell Royalty Partners L.P.	67,000	1,020,410
Navigator Holdings [2]	175,000	2,450,000
Northern Oil and Gas [3]	34,200	1,037,970
Sabine Royalty Trust [3]	47,648	3,421,603
Sitio Royalties Cl. A [3]	63,674	1,439,032
Spartan Delta	79,300	827,325
StealthGas [2]	229,664	599,423
		19,301,185
Total		36,361,924

Financials – 13.3%
Banks - 2.1%
Bancorp (The) [2]	4,500	125,325
Bank of N.T. Butterfield & Son	26,900	726,300
BankFirst Capital [1]	3,155	118,312
Bay Community Bancorp Cl. A [1]	13,500	110,700
Chemung Financial [3]	31,000	1,286,500
Citizens Bancshares [1]	2,700	104,031
First Commonwealth Financial	23,000	285,890
Harbor Bankshares [1,2]	5,417	78,546
HBT Financial	59,390	1,171,171
Live Oak Bancshares [3]	57,845	1,409,683
M&F Bancorp [1]	4,300	94,600
Midway Investments [2,4]	735,647	0
OP Bancorp	14,500	129,195
PCB Bancorp	7,700	111,573
United BanCorp of Alabama [1]	3,100	121,365
Virginia National Bankshares [3]	89,910	3,233,164
WSFS Financial	22,500	846,225
		9,952,580
Capital Markets - 8.9%
B. Riley Financial	93,200	2,645,948
Barings BDC	215,300	1,709,482
Bolsa Mexicana de Valores	1,068,000	2,283,576
Donnelley Financial Solutions [2,3,5]	94,000	3,840,840
Fiera Capital Cl. A	78,000	446,704
GCM Grosvenor Cl. A	235,100	1,836,131
NewtekOne	378,975	4,850,880
Silvercrest Asset Management Group Cl. A [3,5]	281,400	5,115,852
Sprott	212,453	7,764,006
StoneX Group [2,3]	57,027	5,904,005
Tel Aviv Stock Exchange [1,2]	343,000	1,500,842
U.S. Global Investors Cl. A	439,454	1,160,159
Urbana Corporation	237,600	659,267
Value Line	29,470	1,424,285
Westaim Corporation (The) [2]	500,000	1,091,380
		42,233,357
Consumer Finance - 0.3%
EZCORP Cl. A [2,3,5]	201,000	1,728,600
Financial Services - 1.4%
Acacia Research [2,3]	446,000	1,721,560
Cantaloupe [2]	50,000	285,000
ECN Capital	1,006,200	2,084,617
International Money Express [2]	83,300	2,147,474
Waterloo Investment Holdings [2,4]	806,000	225,680
		6,464,331
Insurance - 0.6%
Investors Title Company	2,300	347,300
Trean Insurance Group [2]	394,065	2,411,678
		2,758,978
Total		63,137,846

Health Care – 11.9%
Biotechnology - 1.9%
Actinium Pharmaceuticals [2]	50,000	472,500
Agios Pharmaceuticals [2]	3,500	80,395
Arcturus Therapeutics Holdings [2]	79,836	1,913,669
Caribou Biosciences [2]	14,700	78,057
Catalyst Pharmaceuticals [2]	44,100	731,178
4D Molecular Therapeutics [2]	5,900	101,421
MeiraGTx Holdings [2]	114,400	591,448
Travere Therapeutics [2]	3,600	80,964
Zealand Pharma [1,2]	153,015	4,785,347
		8,834,979
Health Care Equipment & Supplies - 5.8%
Artivion [2]	62,700	821,370
AtriCure [2,3]	15,000	621,750
Atrion Corporation	5,489	3,446,598
Cutera [2,3]	57,500	1,358,150
Mesa Laboratories [3]	59,679	10,427,712
Opsens [2]	167,400	203,134
OrthoPediatrics Corp. [2]	6,500	287,885
Profound Medical [2]	189,100	1,753,180
Semler Scientific [2,3]	22,400	600,320
Surmodics [2,3]	85,300	1,943,134
UFP Technologies [2,3]	24,745	3,212,891
Utah Medical Products	31,981	3,030,839
		27,706,963
Health Care Providers & Services - 1.9%
Cross Country Healthcare [2,3]	58,900	1,314,648
Great Elm Group [2]	682,245	1,548,696
Hims & Hers Health Cl. A [2]	200,000	1,984,000
Joint Corp. (The) [2]	127,484	2,145,556
National Research [3]	46,668	2,030,524
		9,023,424
Health Care Technology - 0.8%
Simulations Plus [3]	91,170	4,006,010
Life Sciences Tools & Services - 1.2%
Azenta [2,3]	15,700	700,534
Cytek Biosciences [2]	40,000	367,600
Harvard Bioscience [2]	317,400	1,333,080
MaxCyte [2]	97,925	484,729
Quanterix Corporation [2]	224,500	2,530,115
SomaLogic Cl. A [2]	53,100	135,405
		5,551,463
Pharmaceuticals - 0.3%
Knight Therapeutics [2]	187,000	608,805
Theravance Biopharma [2,3,5]	59,009	640,248
		1,249,053
Total		56,371,892

Industrials – 20.7%
Aerospace & Defense - 0.7%
Astronics Corporation [2]	56,929	760,571
CPI Aerostructures [2]	189,700	720,860
Innovative Solutions and Support [2]	78,828	578,598
Park Aerospace	101,300	1,362,485
		3,422,514
Building Products - 0.9%
Burnham Holdings Cl. A [1]	117,000	1,456,650
CSW Industrials [3]	6,700	930,831
Gibraltar Industries [2]	10,659	516,961
Insteel Industries [3]	49,700	1,382,654
Quanex Building Products	9,900	213,147
		4,500,243
Commercial Services & Supplies - 1.4%
Acme United	25,000	575,000
ACV Auctions Cl. A [2]	69,900	902,409
Civeo Corporation [2]	37,499	774,354
Heritage-Crystal Clean [2,3]	118,401	4,216,260
		6,468,023
Construction & Engineering - 2.0%
Ameresco Cl. A [2]	8,500	418,370
Construction Partners Cl. A [2]	84,900	2,287,206
Granite Construction	13,500	554,580
IES Holdings [2,3]	62,874	2,709,241
MasTec [2]	13,287	1,254,824
Matrix Service [2,3]	40,425	218,295
Northwest Pipe [2,3]	65,100	2,033,073
		9,475,589
Electrical Equipment - 1.2%
American Superconductor [2]	104,225	511,745
LSI Industries	299,940	4,178,164
Powell Industries [3]	21,400	911,426
Power Solutions International [1,2]	21,100	53,805
		5,655,140
Ground Transportation - 0.8%
Universal Logistics Holdings [3]	125,240	3,650,746
Machinery - 5.2%
CIRCOR International [2,3]	339,321	10,559,670
Graham Corporation [2]	149,850	1,960,038
H2O Innovation [2]	537,300	1,053,529
Hurco Companies [3]	19,166	485,283
L. B. Foster Company [2,3]	95,300	1,094,044
Lindsay Corporation [3]	37,500	5,667,375
Luxfer Holdings [3]	31,700	535,730
Shyft Group (The)	29,700	675,675
Standex International	8,700	1,065,228
Tennant Company	19,200	1,315,776
		24,412,348
Marine Transportation - 1.4%
Algoma Central	40,000	466,148
Clarkson [1]	52,700	2,012,448
Eagle Bulk Shipping [3]	88,828	4,041,674
		6,520,270
Passenger Airlines - 0.1%
Harbor Diversified [1,2]	173,200	342,936
Professional Services - 2.0%
Forrester Research [2,3,5]	152,600	4,936,610
Franklin Covey [2,3]	40,100	1,542,647
Mastech Digital [2]	47,916	590,565
NV5 Global [2]	11,400	1,185,258
Resources Connection	59,300	1,011,658
Spire Global Cl. A [2]	50,000	33,400
Sterling Check [2]	32,400	361,260
		9,661,398
Trading Companies & Distributors - 5.0%
BlueLinx Holdings [2]	14,305	972,168
Distribution Solutions Group [2]	79,000	3,591,340
EVI Industries [2,3]	352,409	6,977,698
Transcat [2,3]	135,884	12,146,671
		23,687,877
Total		97,797,084

Information Technology – 23.9%
Communications Equipment - 2.2%
ADTRAN Holdings	55,200	875,472
Aviat Networks [2]	24,200	833,932
Clearfield [2,3]	62,407	2,906,918
Digi International [2]	70,000	2,357,600
Genasys [2]	86,392	254,857
Harmonic [2]	135,300	1,974,027
Ituran Location and Control	50,000	1,089,000
		10,291,806
Electronic Equipment, Instruments & Components - 6.8%
Bel Fuse Cl. A	18,805	682,998
Fabrinet [2]	2,200	261,272
FARO Technologies [2,3]	104,800	2,579,128
HollySys Automation Technologies [2]	51,900	899,427
Luna Innovations [2]	428,678	3,082,195
nLIGHT [2,3]	605,714	6,166,168
PAR Technology [2]	285,924	9,709,979
PC Connection [3]	9,200	413,632
PowerFleet [2]	306,700	1,051,981
Richardson Electronics	252,800	5,642,496
Vishay Precision Group [2,3]	41,800	1,745,568
		32,234,844
IT Services - 0.2%
Computer Task Group [2]	84,800	614,800
Hackett Group (The) [3]	27,700	511,896
Liberated Syndication [2,4]	56,000	0
		1,126,696
Semiconductors & Semiconductor Equipment - 7.8%
Aehr Test Systems [2]	6,600	204,732
Alpha and Omega Semiconductor [2,3]	17,900	482,405
Alphawave IP Group [1,2]	715,700	1,035,282
Amtech Systems [2,3]	92,184	879,435
Axcelis Technologies [2]	5,400	719,550
AXT [2]	223,500	889,530
Camtek [2,3,5]	138,437	3,924,689
Cohu [2,3]	38,990	1,496,826
FormFactor [2]	22,869	728,378
Ichor Holdings [2]	32,000	1,047,680
inTEST Corporation [2]	5,200	107,848
Kulicke & Soffa Industries [3]	64,000	3,372,160
Nova [2,3]	35,000	3,656,450
NVE Corporation [3,5]	14,400	1,195,056
Onto Innovation [2,3,5]	47,250	4,152,330
PDF Solutions [2,3]	155,500	6,593,200
Photronics [2,3,5]	266,600	4,420,228
Ultra Clean Holdings [2,3]	65,000	2,155,400
		37,061,179
Software - 4.7%
Agilysys [2,3,5]	64,600	5,330,146
Alkami Technology [2]	121,300	1,535,658
American Software Cl. A [3]	111,152	1,401,627
Cellebrite DI [2]	660,700	4,023,663
Digital Turbine [2]	241,500	2,984,940
Enfusion Cl. A [2]	14,300	150,150
Everbridge [2]	22,400	776,608
Expensify Cl. A [2]	94,600	770,990
MeridianLink [2]	42,275	731,358
Model N [2]	25,000	836,750
Optiva [2]	28,000	315,945
PROS Holdings [2]	61,900	1,696,060
RADCOM [2]	83,500	841,680
Upland Software [2]	144,100	619,630
		22,015,205
Technology Hardware, Storage & Peripherals - 2.2%
AstroNova [2]	115,860	1,632,467
Avid Technology [2,3]	156,900	5,017,662
Intevac [2]	539,400	3,953,802
		10,603,931
Total		113,333,661

Materials – 7.5%
Chemicals - 0.9%
Aspen Aerogels [2]	217,985	1,623,989
LSB Industries [2]	176,540	1,823,658
Orion Engineered Carbons	15,200	396,568
Rayonier Advanced Materials [2]	50,000	313,500
		4,157,715
Construction Materials - 0.2%
Monarch Cement [1]	8,150	904,650
Metals & Mining - 6.4%
Alamos Gold Cl. A	261,044	3,186,997
Altius Minerals	171,100	2,910,536
Haynes International [3]	76,000	3,806,840
Imdex [1]	569,466	858,460
MAG Silver [2]	154,050	1,951,813
Major Drilling Group International [2]	1,152,084	9,061,526
Newcrest Mining	26,859	477,758
Olympic Steel	62,100	3,242,241
Sandstorm Gold [3,5]	810,000	4,706,100
Universal Stainless & Alloy Products [2,3]	33,620	314,347
		30,516,618
Total		35,578,983

Real Estate – 2.6%
Office REITs - 0.3%
Postal Realty Trust Cl. A	114,000	1,735,080
Real Estate Management & Development - 2.3%
Altus Group	101,400	4,305,843
Real Matters [2]	229,500	828,679
RMR Group (The) Cl. A [3]	108,200	2,839,168
Tejon Ranch [2,3]	154,994	2,831,740
		10,805,430
Total		12,540,510

Utilities – 0.3%
Water Utilities - 0.3%
Global Water Resources	106,000	1,317,580
Total		1,317,580

TOTAL COMMON STOCKS
(Cost $380,148,947)		477,454,743

DIVERSIFIED INVESTMENT COMPANIES – 0.6%
Financials – 0.6%
Capital Markets - 0.6%
ASA Gold and Precious Metals	171,150	2,743,535
(Cost $2,914,815)		2,743,535

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	93,049
(Cost $71,808)		93,049

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $17,326,372 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $17,670,855)
(Cost $17,324,293)		17,324,293

TOTAL INVESTMENTS – 105.2%
(Cost $400,459,863)	497,615,620

LIABILITIES LESS CASH AND OTHER ASSETS – (5.2)%	(24,407,667)

NET ASSETS – 100.0%	$473,207,953

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[2]	Non-income producing.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement as of March 31, 2023. Total market value of pledged securities as of March 31, 2023, was $47,726,908.

[4]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	As of March 31, 2023, a portion of these securities, in the aggregate amount of $17,273,388, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund's revolving credit agreement.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $400,755,458. As of March 31, 2023, net unrealized appreciation for all securities was $96,860,162, consisting of aggregate gross unrealized appreciation of $147,194,699 and aggregate gross unrealized depreciation of $50,334,537. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund's Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2023. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$459,659,078	$17,569,985	$225,680	$477,454,743
Diversified Investment Companies	2,743,535	–	–	2,743,535
Preferred Stocks	93,049	–	–	93,049
Repurchase Agreement	–	17,324,293	–	17,324,293

Level 3 Reconciliation:

				Unrealized Gain (Loss)
	Balance as of 12/31/22	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 3/31/23
Common Stocks	$225,680	$ –	$ –	$0	$ –	$225,680

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2023, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2023, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of March 31, 2023, the Fund had outstanding borrowings of $22,000,000. During the three-month period ended March 31, 2023, the Fund had an average daily loan balance of $20,044,444. As of March 31, 2023, the aggregate value of rehypothecated securities was $17,273,388.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).